Label	Element	Value
No Load Class | Sound Point CLO Ltd. 2024-39A, AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.50%
No Load Class | Babson CLO Ltd./Cayman Islands 2023-1A, AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
No Load Class | Sound Point CLO Ltd. 2017-3A, AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
No Load Class | Venture CDO Ltd. 2023-48A, AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | Fort Washington CLO 2019-1A, AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | Magnetite CLO Ltd. 2023-37A, AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | ICG US CLO Ltd. 2023-1A, AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | 37 Capital CLO 2023-1A, AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | Rad CLO 2023-20A, AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | Battery Park CLO 2022-1A, AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
No Load Class | Asset Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	91.10%